Finance expense (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Finance Cost

	2019 £m	2018 £m	2017 £m
Finance expense arising on:
Financial liabilities at amortised cost	(832)	(677)	(698)
Derivatives at fair value through profit or loss	(6)	(38)	(22)
Net losses arising from:
Financial instruments mandatorily measured at fair value through profit or loss	(1)	3	(4)
Reclassification of hedges from other comprehensive income	(2)	(2)	—
Unwinding of discounts on provisions	(8)	(15)	(16)
Finance expense arising on lease liabilities	(39)	(2)	(1)
Other finance expense	(24)	(67)	7

	(912)	(798)	(734)